Significant Accounting Policies (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Cash equivalents	$ 0	$ 0
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5-10 years
Right-of-use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	Useful life or the lease term, whichever is shorter